Other income (expenses), net	9 Months Ended
Sep. 30, 2021
Other income (expenses), net

29 Other income (expenses), net

	Note	Sep/2021	Sep/2020

Other income
PIS and COFINS credits - exclusion of ICMS from the calculation basis	8	1,031,099	199,826
Fixed assets disposal results		39,719	(3,941)
Fine on supply contract of raw material		33,796	282,560
Tax credits recovery		22,100	194,933
Other		108,996	143,496
		1,235,710	816,874

Other expenses
Provision for environmental liabilities and other damages	21	(557,378)	(45,763)
Fine on purchase and sale contracts		(120,547)
Allowance for attorney´s fees and judicial claims, net of reversals		(80,893)	(29,924)
Expenses with plant maintenance		(24,689)	(67,296)
Provision for damages - Alagoas	24	(835,332)	(5,143,395)
Other		(131,711)	(93,862)
		(1,750,550)	(5,380,240)